Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current borrowings and current portion of non-current borrowings [abstract]
Loan	£ 119.6	£ 119.2